Alger Concentrated Equity Fund Expense Example - Class Y Shares [Member] - Alger Concentrated Equity Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	$ 2,663